Fair Value Measurements - Changes in Fair Value Measurements Impaired Loans and Real Estate Held for Sale (Details) (USD $)	3 Months Ended
Mar. 31, 2015
Fair Value Measurments Level 3
Balance at December 31, 2014	$ 1,536,006
Additions/Acquisitions
Dispositions/Proceeds
Impairment for other than temporary losses	(22,280)
Balance at March 31, 2015	1,513,736
Fair Value Measurements Level 2
Balance at December 31, 2014	517,422
Additions/Acquisitions
Dispositions/Proceeds
Impairment for other than temporary losses
Balance at March 31, 2015	$ 517,422